Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
Additional assumptions we used in our valuation calculations were as follows:

	June 30, 2015	December 31, 2014
Stock price	$1.72	$2.90
Volatility	80.0%	72.5%
Risk-free interest rate	1.32%	1.65%
Exercise price	$3.15	$3.15
Expected life (years)	4.33	4.83
Dividend yield	0%	0%
Private stock offering %	25%	15%
Public stock offering %	70%	80%
Equity raise time period	3rd Quarter 2015	4th Quarter 2015

	June 30, 2015	December 31, 2014
Stock price	$1.72	$2.90
Volatility	80.0%	72.5%
Risk-free interest rate	1.32%	1.65%
Exercise price	$2.71	$2.71
Expected life (years)	4.43	4.93
Dividend yield	0%	0%

Additional assumptions we used in our valuation calculations were as follows:

	December 31, 2014	July 30, 2014
Stock price	$2.90	$3.14
Volatility	72.5%	61.5%
Risk-free interest rate	1.65%	1.83%
Exercise price	$3.15	$3.15
Expected life (years)	4.83	5.25
Dividend yield	0%	0%

Additional assumptions we used in our valuation calculations were as follows:

	December 31, 2014	December 4, 2014
Stock price	$2.90	$2.71
Volatility	72.5%	72.5%
Risk-free interest rate	1.65%	1.59%
Exercise price	$2.71	$2.71
Expected life (years)	4.93	5
Dividend yield	0%	0%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table summarizes the derivative warrant activity since December 31, 2014:

	Weighted- Average Exercise Price	Warrants Outstanding December 31, 2014	Warrants Issued in 2015	Warrants Outstanding June 30, 2015
Warrants issued July 30, 2014	$3.15	800	—	800
Warrants issued December 4, 2014	$2.71	960	—	960
Total	$2.91	1,760	—	1,760

The following table summarizes the derivative warrant activity in 2014:

	Weighted-Average Exercise Price	Warrants Outstanding December 31, 2013	Warrants Issued in 2014	Warrants Outstanding December 31, 2014
Warrants issued July 30, 2014	$3.15	—	800	800
Warrants issued December 4, 2014	$2.71	—	960	960
Total	$2.91	—	1,760	1,760

Change In Warrant Fair Value [Table Text Block]
The following table summarizes the changes in the derivative warrants’ fair values since December 31, 2014:

	Warrants Issued on July 30, 2014	Warrants Issued on December 4, 2014	Total
Fair value of outstanding warrants as of December 31, 2014	$1,410	$1,790	$3,200
Change in fair value of warrants through 2nd Quarter 2015	(538)	(791)	(1,329)
Fair value of outstanding warrants as of June 30, 2015	$872	$999	$1,871